Trade payables and suppliers finance, net	12 Months Ended
Dec. 31, 2023
Trade Payables And Suppliers Finance Net
Trade payables and suppliers finance, net

16.	Trade payables and suppliers finance, net

	2023	2022

Product suppliers	2,891	2,618
Service suppliers	217	247
Bonuses from suppliers (note 16.2)	(379)	(337)
	2,729	2,528

Suppliers finance (note 16.1)	524	595

16.1.	Agreement between suppliers, the Group and banks

The Group entered into certain agreements with financial institutions in order to allow suppliers to use the Group's lines of credit, and to anticipate, by suppliers, their receivables arising from the sale of goods and services to the Company. Generally, these transactions are called "forfait" / "confirming". Financial institutions become creditors and the Company makes payments under the same conditions as those originally agreed with the supplier.

Management, based on IAS7 and IFRS7, assessed that the economic substance of the transaction is operational, considering that the anticipation is at the sole discretion of the supplier, and, for the Company, there are no changes to the original term negotiated with the supplier, nor any changes to the originally contracted values. These transactions are intended to facilitate the cash flow of its suppliers without advanced payments by the Company. Management assessed the potential effects of adjustment to present value of these operations and concluded that the effects are immaterial for measurement and disclosure.

These balances are classified as "suppliers finance" and payments are made to financial institutions under the same conditions as originally agreed with the supplier. As a result, all cash flow from these operations is presented as operational in the cash flow statement.

Additionally, there is no exposure to any financial institution individually related to these operations and these resulting liabilities are not considered net debt and do not have restrictive covenants (financial or non-financial).

The Company has the right to receive a fee for recommending suppliers for these operations, recording the amount directly in profit or loss, totaling of R$11 on December 31, 2023 (R$18 on December 31, 2022).

As of December 31, 2023, the payable related to these operations is R$524 (R$595 as of December 31, 2022).

The maturity of the suppliers and suppliers finance payables are similar and do not exceed the 65-day due period on December 31, 2023.

16.2.	Bonuses from suppliers

It includes considerations and discounts obtained from suppliers. These amounts are established in agreements and include amounts for discounts on purchase volumes, joint marketing campaigns, freight reimbursements, and other similar programs. The settlement of these receivables is through offsetting the amounts payable to suppliers, according to the terms of supply agreements.